TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES (Tables)	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
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Tenant Origination and Absorption Costs, Above-Market Lease Assets and Below-Market Lease Liabilities

As of December 31, 2019 and 2018, the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities (excluding fully amortized assets and liabilities and accumulated amortization) were as follows (in thousands):

	Tenant Origination and Absorption Costs		Above-Market Lease Assets		Below-Market Lease Liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Cost	$30,569	$22,472	$3,714	$3,714	$(4,958)	$(4,406)
Accumulated Amortization	(10,223)	(5,255)	(741)	(337)	1,778	878

Net Amount	$20,346	$17,217	$2,973	$3,377	$(3,180)	$(3,528)

As of March 31, 2020 and December 31, 2019, the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities (excluding fully amortized assets and liabilities and accumulated amortization) were as follows (in thousands):

	Tenant Origination and Absorption Costs		Above-Market Lease Assets		Below-Market Lease Liabilities
	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
Cost	$30,179	$30,569	$3,714	$3,714	$(4,810)	$(4,958)
Accumulated Amortization	(11,567)	(10,223)	(833)	(741)	1,899	1,778

Net Amount	$18,612	$20,346	$2,881	$2,973	$(2,911)	$(3,180)

Amortization of Tenant Origination and Absorption Costs, Above-Market Leases and Below-Market Lease Liabilities

Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands):

	Tenant Origination and Absorption Costs			Above-Market Lease Assets			Below-Market Lease Liabilities
	For the Years Ended December 31,			For the Years Ended December 31,			For the Years Ended December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Amortization	$(7,036)	$(7,895)	$(10,265)	$(404)	$(361)	$(283)	$1,495	$1,513	$2,858

Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities for the three months ended March 31, 2020 and 2019 were as follows (in thousands):

	Tenant Origination and Absorption Costs		Above-Market Lease Assets		Below-Market Lease Liabilities
	For the Three Months Ended March 31,		For the Three Months Ended March 31,		For the Three Months Ended March 31,
	2020	2019	2020	2019	2020	2019
Amortization	$(1,736)	$(1,604)	$(92)	$(101)	$269	$353

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The remaining unamortized balance for these outstanding intangible assets and liabilities as of December 31, 2019 will be amortized for the years ending December 31 as follows (in thousands):

	Tenant Origination and Absorption Costs	Above-Market Lease Assets	Below-Market Lease Liabilities
2020	$(6,470)	$(315)	$866
2021	(4,226)	(297)	560
2022	(3,104)	(297)	507
2023	(2,106)	(297)	416
2024	(1,745)	(297)	407
Thereafter	(2,695)	(1,470)	424

	$(20,346)	$(2,973)	$3,180

Weighted-Average Remaining Amortization Period	4.8 years	10.5 years	5.1 years